Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: October 9, 2026

Payment Date	10/15/2026
Collection Period Start	9/1/2026
Collection Period End	9/30/2026
Interest Period Start	9/15/2026
Interest Period End	10/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$111,377,887.80	$15,144,011.52	$96,233,876.28	0.243162	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$208,407,887.80	$15,144,011.52	$193,263,876.28

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$227,086,473.81	$210,609,066.46	0.171370
YSOC Amount	$15,858,377.72	$14,524,981.89
Adjusted Pool Balance	$211,228,096.09	$196,084,084.57
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.23850%	ACT/360	$—
Class A-3 Notes	$111,377,887.80	5.82000%	30/360	$540,182.76
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$208,407,887.80			$977,261.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$227,086,473.81	$210,609,066.46
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$211,228,096.09	$196,084,084.57
Number of Receivables Outstanding	23,927	23,150
Weighted Average Contract Rate	5.29%	5.30%
Weighted Average Remaining Term (months)	23.3	22.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,007,108.04
Principal Collections	$16,330,573.41
Liquidation Proceeds	$103,297.38
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,440,978.83
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,440,978.83

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$189,238.73	$189,238.73	$—	$—	$17,251,740.10
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,251,740.10
Interest - Class A-2a Notes	$—	$—	$—	$—	$17,251,740.10
Interest - Class A-2b Notes	$—	$—	$—	$—	$17,251,740.10
Interest - Class A-3 Notes	$540,182.76	$540,182.76	$—	$—	$16,711,557.34
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$16,409,155.01
First Allocation of Principal	$—	$—	$—	$—	$16,409,155.01
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$16,364,262.84
Second Allocation of Principal	$—	$—	$—	$—	$16,364,262.84
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$16,319,370.67
Third Allocation of Principal	$1,053,803.23	$1,053,803.23	$—	$—	$15,265,567.44
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,220,675.27
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$3,950,675.27
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,950,675.27
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,130,466.98
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,130,466.98
Remaining Funds to Certificates	$1,130,466.98	$1,130,466.98	$—	$—	$—
Total	$17,440,978.83	$17,440,978.83	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$15,858,377.72
Increase/(Decrease)	$(1,333,395.83)
Ending YSOC Amount	$14,524,981.89

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$211,228,096.09	$196,084,084.57
Note Balance	$208,407,887.80	$193,263,876.28
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	18	$146,833.94
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	146	$103,297.38
Monthly Net Losses (Liquidation Proceeds)			$43,536.56
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.47%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.25)%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$3,293,333.16
Cumulative Net Loss Ratio			0.27%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	53	$616,449.86
60-89 Days Delinquent	0.18%	26	$378,017.00
90-119 Days Delinquent	0.04%	8	$87,426.62
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.51%	87	$1,081,893.48

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$42,946.59
Total Repossessed Inventory		7	$128,584.48

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$465,443.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.17%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.29	0.14%	25	0.11%